Investment in Affiliate (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Investments In And Advances To Affiliates [Line Items]
Number of shares in affiliate held by the Company	3,437,500		3,437,500
Investment in affiliate	$ 5,190,625		$ 11,309,375
Loss on investment in affiliate	5,855,306	390,821
Box Ships Inc.
Investments In And Advances To Affiliates [Line Items]
Percentage of ownership in Box Ships	11.20%		13.60%
Loss on investment in affiliate	$ 5,855,306